SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Computer hardware, software and equipment	$742	$689
Furniture and fixture	9,848	7,611
Machinery and equipment	598	812
Internally developed software	1,739	854
Leasehold improvements	2,100	2,070
Total property and equipment	$15,027	$12,036
Less accumulated depreciation	(9,196)	(6,105)
Property and equipment, net	$5,831	$5,931